Annual Total Returns - Fidelity SAI Municipal Income Fund [BarChart] - 12.31 Fidelity SAI Municipal Income Fund_PRO-07 - Fidelity SAI Municipal Income Fund	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity SAI Municipal Income Fund
Bar Chart Table:
Annual Return 2019	8.51%
Annual Return 2020	4.27%
Annual Return 2021	2.33%